Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
NET REVENUES
Educational programs and services	$ 1,006,198	$ 857,685	$ 675,189
Books and others	132,689	102,169	78,006
Total net revenues	1,138,887	959,854	753,195
Operating costs and expenses
Cost of revenues	(451,669)	(384,177)	(293,063)
Selling and marketing	(169,062)	(142,098)	(113,568)
General and administrative	(324,210)	(311,014)	(226,404)
Total operating costs and expenses	(944,941)	(837,289)	(633,035)
Gain on disposal of subsidiaries	3,621
OPERATING INCOME	197,567	122,565	120,160
OTHER INCOME, NET
Interest income	44,880	30,121	25,488
Miscellaneous income, net	752	772	1,040
Income before income tax expense and loss from equity method investment	243,199	153,458	146,688
Provision for income taxes:
Current	(28,235)	(18,985)	(14,027)
Deferred	2,193	3,630	3,255
Provision for income taxes	(26,042)	(15,355)	(10,772)
Loss from equity method investment	(1,453)	(1,427)
Income from continuing operations	215,704	136,676	135,916
Loss from discontinued operations, net of tax		(407)	(3,228)
Net income	215,704	136,269	132,688
Net income from continuing operation per share (Note 17)
- Basic	$ 1.38	$ 0.88	$ 0.88
- Diluted	$ 1.37	$ 0.87	$ 0.87
Net income from discontinued operation per share (Note 17)
- Basic		$ 0.00	$ (0.02)
- Diluted		$ 0.00	$ (0.02)
Weighted average shares used in calculating basic net income per share	156,033,992	155,762,959	154,627,784
Weighted average shares used in calculating diluted net income per share	157,903,464	157,823,792	156,872,441
Share-based compensation expense included in:
Share-based compensation expense	20,079	27,242	24,125
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense			216
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 20,079	$ 27,242	$ 23,909